Property And Equipment - Components of Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment, cost	$ 5,932,358	$ 5,912,220
Accumulated depreciation	(1,280,357)	(1,002,347)
Property and equipment, net	4,652,001	4,909,873
Capitalized interest costs	0	0	$ 37,100
Drillships and related equipment
Property, Plant and Equipment [Line Items]
Property and equipment, cost	5,911,792	5,891,860
Other property and equipment
Property, Plant and Equipment [Line Items]
Property and equipment, cost	$ 20,566	$ 20,360